LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	1 year
Top of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	13 years
Two Year Arrangement [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	14.00%
Five Year Arrangement [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	18.02%